Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalent Balances

(in thousands)	2016	2015
Cash and cash equivalents in domestic accounts	$375,122	307,578
Cash and cash equivalents in foreign accounts	50,232	81,750
Total	$425,354	389,328